COMMITMENTS, CONTINGENCIES AND GUARANTEES (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure Commitments Contingencies and Guarantess [Abstract]
Schedule of letters of credit issued
Letters of credit issued by Brookfield Renewable along with institutional investors and its subsidiaries were as at the following dates:

(MILLIONS)	June 30, 2022	December 31, 2021
Brookfield Renewable along with institutional investors	$96	$98
Brookfield Renewable's subsidiaries	988	950
	$1,084	$1,048